Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Disclosure of Detailed Information about Financial Instruments
The Group holds the following financial instruments:

	Section	12/31/2024	12/31/2023
Financial assets
Accounts receivable	(a)	243,852	118,161
Other financial assets at amortized cost	(b)	44,342	5,519

Cash and cash equivalents	(c)	223,302	660,305
Financial assets at fair value through profit or loss (FVPL)	(d)	1,671,860	1,175,501

		2,183,356	1,959,486
Financial liabilities
Liabilities at amortized cost	(e)	241,257	114,752
Lease liabilities	(e)	119,455	72,812
Loans and financing	(e)	861,542	617,091
Retirement plans liabilities	(e)	374,813	85,554

		1,597,067	890,209

Disclosure of Accounts Receivables from Contract with Customers
a)	Accounts receivable

	12/31/2024	12/31/2023
Current assets
Accounts receivable from contracts with customers	228,583	101,673
Loss allowance	(632)	(150)
Non-current assets
Accounts receivable from contracts with customers	15,901	16,638

	243,852	118,161

Disclosure of Loss Allowance for Accounts Receivables
The loss allowances for accounts receivable as of December 31, 2024 and 2023 reconcile to the opening loss allowances as follows:

	12/31/2024	12/31/2023
Opening loss allowance on January 1	(150)	(166)
Loss allowance assumed as a result of business combination	(491)	—
Decrease in accounts receivable allowance recognized in profit or loss	9	16

Closing loss allowance on December 31	(632)	(150)

Disclosure Details of Prepayment to Employees
b)	Other financial assets at amortized cost
Financial assets at amortized cost refer to the following debt instruments:

	12/31/2024	12/31/2023
Employees loans (Note 7 (iii))	15,100	5,519
Receivable from employees (Note 7 (i))	29,242	18,820

Disclosure of Cash and Cash Equivalents
c)	Cash and cash equivalents

	12/31/2024	12/31/2023
Cash and bank deposits	99,156	15,896
Financial instruments at fair value through profit or loss (i)	120,492	173,300
Financial instruments at amortized cost (ii)	3,654	471,109

	223,302	660,305
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(i) Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with an interest rate of 100% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(ii) Comprised of US Treasury Bills.

Disclosure of Financial Instruments at Fair Value through Profit or (Loss)
Financial assets measured at FVPL include the following categories:

	12/31/2024	12/31/2023
Current assets	1,531,036	1,168,355

Mutual funds (i)	1,519,524	1,168,355
Derivative financial assets (ii)	5,647	—
Listed equity securities	2,836	—
Real Estate Investments (iv)	2,923	—
Other financial assets	106	—
Non-current assets	140,824	7,146

Mutual funds	9,919	—
Private markets funds (iii)	30,189	7,146
Real Estate Investments (iv)	99,341	—
Listed equity securities	1,375	—

Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss)
The following table demonstrate the funds invested included in each category mentioned above.

(i) Mutual funds
	12/31/2024	12/31/2023
Current assets	1,519,524	1,168,355

Vinci Monalisa FIM Crédito Privado IE (2)	1,025,462	991,470
Vinci Multiestratégia FIM	1,038	11,642
Vinci International Master Portfolio SPC - Reflation SP	—	606
Vinci Institucional FI RF Referenciado DI	3,028	62,687
Vinci Income Fund Ltd	31,150	—
Vinci Argentina Opportunity Fund II	17,120	—
Vinci Reservas Técnicas FI RF DI	16,392	2,199
Retirement services investment funds (1)	374,813	85,554
FI Vinci Renda Fixa CP	7,676	14,197
Fondo Mutuo Compass Liquidez	14,862	—
Compass - Fondo de Inversión Adelanto de Efectivo	12,347	—
LV Money Market USD	5,592	—
Other mutual funds	10,044	—
Non-current assets	9,919	—

Other mutual funds	9,919	—

(1)	These funds refer to the financial products as part of the Company’s retirement plans services. See Note 15 for further information.
(2)	Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Company. Vinci Monalisa’s balances are the following:

	12/31/2024	12/31/2023
Net Asset Value	1,025,462	991,470

Real estate funds	214,428	234,245
Mutual funds	460,892	535,430
Private equity funds	274,699	136,810
Other assets/liabilities	75,443	84,985

Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments	During the year, the following gains were recognized in profit or loss:

	12/31/2024	12/31/2023	12/31/2022
Fair value gains on investments at FVPL recognized in finance income	64,322	110,363	94,174

Disclosure of Financial Liabilities Current and Non-current
e)	Financial liabilities

	12/31/2024	12/31/2023
Current	310,788	210,498

Trade payables	11,527	1,869
Labor and social security obligations (Note 13)	182,071	101,506
Loans and obligations (Note 15)	45,220	76,722
Lease liabilities	33,303	24,381
Accounts payable (Note 12)	38,667	6,020
Non-current	1,286,279	679,711

Lease liabilities	86,152	48,431
Labor and social security obligations (Note 13)	8,992	5,357
Loans and obligations (Note 15)	816,322	540,369
Retirement plans liabilities (Note 16)	374,813	85,554

	1,597,067	890,209

Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy

	On December 31, 2024
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Listed equity securities	4,211	—	—	4,211
Other financial assets	—	106	—	106
Certificate Deposits	—	120,492	—	120,492
Mutual funds	—	1,529,443	—	1,529,443
Derivative financial assets	—	5,647	—	5,647
Private equity funds	—	6,130	24,059	30,189
Real Estate Investments	—	34,950	67,314	102,264

Total Financial Assets	4,211	1,696,768	91,373	1,792,352

	On December 31, 2023
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets

Certificate of deposits	—	173,300	—	173,300
Mutual funds	—	1,168,355	—	1,168,355
Private equity funds	—	—	7,146	7,146

Total Financial Assets	—	1,341,655	7,146	1,348,801

Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3)
The following table presents the changes in level 3 items for the period/year ended December 31, 2024 and December 31, 2023:

Fair Value
Opening balance January 1, 2023	5,985
Capital deployment	947
Sales and distributions	(247)
Gain recognized in finance income	461

Closing balance December 31, 2023	7,146
Capital deployment	61,531
Sales and distributions	(163)
Gain recognized in finance income	22,859

Closing balance December 31, 2024	91,373

Disclosure Details Of Mutual Fund Allocation	As December 31, 2024 and 2023, Vinci Monalisa holds R$ 460,892 and R$ 535,430 of investments in mutual funds, respectively, which are distributed in the following classification:

	12/31/2024	12/31/2023
Mutual Funds’ classification
Interest and foreign exchange (a)	81.72%	84.93%
Foreign investments (b)	7.19%	4.56%
Macro (c)	4.92%	3.96%
Specific strategy (d)	6.17%	6.55%

	100.00%	100.00%

(a)	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.
(b)	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
(c)	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.
(d)	Funds that adopt an investment strategy that involves specific risks, such as commodities, futures of index, etc.

Disclosure Details Of Allocation Of Real Estate Funds

Real Estate funds
	12/31/2024	12/31/2023
Vinci Credit Securities FII (a)	56,706	70,049
Vinci Imóveis Urbanos FII (b)	40,077	53,884
Vinci Offices FII (c)	22,624	34,639
Vinci Fulwood DL FII (d)	71,884	52,849
Other real estate funds (e)	23,137	22,824

	214,428	234,245

(a)	The fund invests in real estate receivable certificates, bonds and other real estate assets;
(b)
The fund’s investment strategy is to acquire properties in the retail, general markets, health and education sectors located in large urban centers that, in the Manager’s view, generate long-term value;

(c)	The fund invests in controlling corporate buildings, mostly leased, which, in the Manager’s view, generate value for the properties.
(d)
The fund’s strategy is to provide its shareholders with profitability resulting from the sale of properties, as well as the eventual commercial exploitation of properties. The Fund may carry out renovations or improvements to properties with the aim of enhancing the returns arising from their commercial exploitation or eventual commercialization.

(e)	Comprised of funds that allocate their capital in diversified portf oli os of shares of real estate funds, real estate receivable certificates, bonds, securities and other real estate assets.

Disclosure Details Of Investments In Private Market Funds

Private markets funds
	12/31/2024	12/31/2023
Vinci Crédito Infra Institucional Fundo Incentivado - Infraestrutura (a)	60,068	46,844
Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura (b)	56,160	50,698
VCP IV Master FIP B (c)	67,248	—
Vinci Strategic Partners I FIP - Classe A (d)	20,201	—
Vinci Strategic Partners I FIP - Classe B (d)	5,598	—
Vinci Infraestrutura Transporte e Logística FIP	17,626	10,486
Vinci Infra Coinvestimento I FIP - Infraestrutura	7,608	10,290
Vinci Impacto Ret IV FIP Multiestratégia	6,343	4,687
Lacan Florestal III Feeder FIP Multiestratégia (e)	13,297	—
Lacan Florestal II - FIP Multiestratégia (e)	5,444	—
Lacan Florestal IV Feeder FIP Multiestratégia - IS (e)	1,763	—
Other funds	13,343	13,805

Total private markets funds	274,699	136,810

(a)
The Fund aims to increase the value of its shares through the subscription or acquisition, on the primary or secondary market, predominantly of debentures issued by privately held companies, for the purpose of raising funds to implement projects relating to the implementation, expansion, maintenance, recovery, adaptation, or modernization of infrastructure projects.

(b)	The Fund’s investment policy is the acquisition of shares, subscription bonuses, debentures convertible or not into shares, or other securities, convertible or exchangeable into shares issued by companies, publicly or privately held in the water sector and basic sanitation.
(c)
VCP IV is being established with the intention to continue the Group’s investment strategy of pursuing opportunistic private equity and equity-like investments in Brazil. Fund will maintain the Group’s opportunistic approach that provides flexibility to invest in four different sub-strategies:
(i) Growth Equity, (ii) Buyout, (iii) Minority Growth and (iv) Turnaround, with a higher focus on the Growth and Buyout strategies.

(d)
The purpose of the funds is to obtain capital gains through investment in assets in Brazil, such as shares in Brazilian private equity funds; and shares, subscription bonuses, simple and convertible debentures, other securities and bonds convertible or exchangeable into shares, provided that the debentures and other securities and bonds are admitted under the terms of the specific regulations applicable to RPPS and EFPC.

(e)
The Funds’ objective is to manage and administer planted forests to supply eucalyptus wood, pine wood and other species for the purpose of generating energy in power plants, extracting wood from planted forests and managing administrative and sales activities.

Disclosure Of Details Derivative financial assets

2024		Notional Amount of Contract with Final Expiration Date in		Fair value
Derivative financial instruments	Currency	Up to 3 months	Between 3 months and 1 year	Asset	Liability
Purchase Forward	USD x CHL	1,066,690	1,980,490	12,264	6,617
Sales Forward	CHL x USD	(1,066,690)	(1,980,490)	(6,617)	(12,264)

Total		—	—	5,647	(5,647)

Disclosure Details of Private markets

(iii) Private markets

	12/31/2024	12/31/2023
Vinci Capital Partners III Feeder FIP Multiestratégia	4,236	4,262
Nordeste III FIP Multiestratégia	3,400	2,884
Fundo Garantidor de Infraestrutura – FGIE – Class A	3,272	—
Fundo Garantidor de Infraestrutura – FGIE – Class B	13,151	—
Compass Global Investments III	3,152	—
Compass Global Investments II	1,975	—
Compass Private Equity VII FI	1,003	—

Total Private markets funds	30,189	7,146

Disclosure Details Of Real Estate Investments

(iv) Real Estate Investments

	12/31/2024	12/31/2023
Current assets	2,923	—

Compass Desarrollo Inmobiliario (ROU)	2,923	—
Non-current assets	99,341	—

Vinci US RE Corporation (a)	67,313	—
CCLA Capital	14,471	—
Compass Desarrollo Inmobiliario	8,237	—
CCLA Desarrollo y Renta IMU	4,434	—
Compass Desarrollo y Rentas	3,319	—
Other Real Estate investments	1,567	—

Total Real Estate Investments	102,264	—

(a)
During the year of 2024, Vinci Compass invested in several properties through its subsidiary Vinci US RE Corporation. The long-term investments are intended to develop real estate properties for capital appreciation through income or sale of the respective properties.